Subsequent events (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jan. 18, 2022 USD ($) $ / shares shares	Jan. 14, 2022 USD ($) $ / shares shares	Jan. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Subsequent Event [Line Items]
Unrecognized stock-based compensation				$ 57,000
Proceeds from debt financing				165,000	$ 25,000
Repayment of debt				$ 18,776	$ 6,741
Subsequent Event
Subsequent Event [Line Items]
Number of warrants issued (in shares) | shares			2,475,000
Chief Executive Officer
Subsequent Event [Line Items]
Number of shares issued (in shares) | shares		1,855,938
Purchase price of stock (in dollars per share) | $ / shares		$ 13.85
Aggregate purchase price		$ 25,700
2018 Loan and Security Agreement | Secured Debt | Subsequent Event
Subsequent Event [Line Items]
Repayment of debt			$ 24,500
End of term repayments of debt			2,500
Early termination fees			600
Write down of deferred financing charges			400
Write down of accrued interest expense			200
Delayed Draw Notes | Secured Debt | Subsequent Event
Subsequent Event [Line Items]
Proceeds from debt financing			$ 165,000
Convertible Promissory Note | Subsequent Event
Subsequent Event [Line Items]
Number of shares issued | shares			12,242,973
Existing PIPE Investment holders
Subsequent Event [Line Items]
Number of shares issued (in shares) | shares	20,000,000
Purchase price of stock (in dollars per share) | $ / shares	$ 10.00
Aggregate purchase price	$ 200,000
New PIPE Investment Holders
Subsequent Event [Line Items]
Number of shares issued (in shares) | shares	11,507,074
Purchase price of stock (in dollars per share) | $ / shares	$ 8.89
Aggregate purchase price	$ 102,300
Gores Metropoulos Sponsor II, LLC
Subsequent Event [Line Items]
Number of shares issued (in shares) | shares	709,711
Purchase price of stock (in dollars per share) | $ / shares	$ 10.00
Aggregate purchase price	$ 7,100
Sunshine Merger Sub I, LLC | Sunshine Merger Sub II, LLC
Subsequent Event [Line Items]
Percentage of outstanding stock owned	100.00%
Sunshine Merger Sub II, LLC
Subsequent Event [Line Items]
Percentage of outstanding stock owned	100.00%
Legacy Sonder
Subsequent Event [Line Items]
Percentage of outstanding stock owned	79.70%
Common Stock
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares) | shares	190,160,300
Common stock par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.000001	$ 0.000001
Aggregate number of contingently issuable shares (in shares) | shares	14,500,000
Unrecognized stock-based compensation	$ 5,500
Common Stock | Legacy Sonder Common Stockholders
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares) | shares	140,544,052
Exchange rate	1.4686
Common Stock | Legacy Sonder Stock Option Holders
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares) | shares	30,535,549
Exchange rate	1.5444
Common Stock | Legacy Sonder
Subsequent Event [Line Items]
Common stock par value (in dollars per share) | $ / shares	$ 0.000001
Special Voting Series AA Common Stock
Subsequent Event [Line Items]
Common stock par value (in dollars per share) | $ / shares	$ 0.0001
Special Voting Series AA Common Stock | Legacy Sonder Special Voting Common Stockholders
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares) | shares	32,296,539
Exchange rate	1.4686
Special Voting Series AA Common Stock | Legacy Sonder
Subsequent Event [Line Items]
Common stock par value (in dollars per share) | $ / shares	$ 0.000001